Other Non-Current Assets (Details) $ in Millions	Jun. 30, 2024 USD ($) contract rig	Dec. 31, 2023 USD ($) contract
Disaggregation of Revenue [Line Items]
Deferred mobilization and contract preparation cost	$ 31.6	$ 42.6
Deferred tax asset	14.9	19.3
Deferred demobilization revenue	2.6	2.3
Deferred financing fee	1.5	1.7
Right-of-use lease asset, non-current	0.9	1.1
Liquidated damages	0.1	0.8
Prepayments	0.1	0.3
Other non-current assets	$ 51.6	$ 67.3
Right-of-use asset, non-current [extensible list]	Other non-current assets	Other non-current assets
Rigs under contract mobilization and preparation | rig	5
Rigs to be billed upon completion | rig	2
Contracts with delayed start date | contract	1	2
Deferred demobilization revenue
Disaggregation of Revenue [Line Items]
Deferred demobilization revenue	$ 2.5	$ 1.5